Intangible Assets, Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2015 (actual)	$ 1,246	$ 1,370	$ 1,504
Estimate for year ended December 31,
2016	1,386
2017	1,250
2018	1,124
2019	158
2020	141
Finite lived intangible assets [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2015 (actual)	1,507
Amortized MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2015 (actual)	258
Estimate for year ended December 31,
2016	259
2017	206
2018	170
2019	148
2020	135
Core deposit intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2015 (actual)	1,022
Estimate for year ended December 31,
2016	919
2017	851
2018	769
2019	0
2020	0
Customer relationship and other intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2015 (actual)	227
Estimate for year ended December 31,
2016	208
2017	193
2018	185
2019	10
2020	$ 6